Share Capital	9 Months Ended
Mar. 31, 2022
Share Capital
Share Capital
11.	Share Capital

a)Authorized capital

Unlimited number of common voting shares without nominal or par value

Unlimited number of preferred shares without par value issued in one or more series

164,302,197 common shares were issued and outstanding at March 31, 2022.

11.Share Capital – continued

a)Authorized capital – continued

On October 1, 2020, the Company issued 500,000 common shares with a fair value of $1,025,000 to Nevada Alaska Mining Co. Ltd. (Note 3).

On December 18, 2020, the Company closed a prospectus financing of 15,697,500 common shares at a price of $2.20 for aggregate gross proceeds of $34,534,500. The Company incurred $2,666,812 of share issuance costs related to the financing.

On April 23, 2021, the Company issued 400,000 common shares with a fair value of $1,600,000 to TETRA Technologies, Inc. (Note 3).

On May 21, 2021, the Company issued 200,000 common shares with a fair value of $786,000 to National Chloride. (Note 3).

On June 10, 2021, the Company issued 6,251,250 common shares to Lanxess Corporation upon the conversion of the convertible loan (Note 7).

During the year ended June 30, 2021, the Company issued a total of 11,245,133 common shares for the exercise of share purchase warrants. The Company received proceeds of $10,190,569 upon exercise. As at June 30, 2021, the Company held $39,000 as a receivable from the Company’s transfer agent which was received by the Company on July 21, 2021.

During the year ended June 30, 2021, the Company issued a total of 1,375,000 common shares for the exercise of stock options. The Company received proceeds of $1,241,500 upon exercise and transferred $981,261 from contributed surplus to share capital.

On November 30, 2021, the Company closed a non-brokered private placement of 13,480,083 common shares at a price of $9.43 per share for gross proceeds of $127,070,000. In connection with the closing of the private placement, the Company paid a cash finders’ fee of $6,384,050, issued 336,877 finders’ warrants with a fair value of $2,211,663 and incurred $233,598 of additional share issuance costs. All shares and finders’ warrants are restricted for resale until March 31, 2021.  The fair value of the finders warrants was calculated using the Black-Scholes option pricing model using an annualized volatility of 83%, a risk-free interest rate of 0.92%, a dividend rate of 0%, an expected life of 2 years and a share price on grant date of $13.23.

On March 29, 2022, the Company issued 60,235 common shares with a fair value of $500,000 to Stifel Nicolaus Canada in consideration for advisory services provided to the Company in connection with the finalisation of terms for the joint venture relationship with LANXESS Corporation, which occurred on February 23, 2022 (Note 3).

During the nine months ended March 31, 2022, the Company issued a total of 6,684,892 common shares for the exercise of share purchase warrants for gross proceeds of $7,389,127.

11.Share Capital – continued

a)Authorized capital – continued

During the nine months ended March 31, 2022, the Company issued a total of 2,910,784 common shares for the exercise of stock options. The Company received proceeds of $2,986,499 and reclassified $2,868,458 from reserves to share capital upon exercise.

b)Warrants

Warrant transactions are summarized as follows:

	Number of warrants	Weighted average exercise price
Balance at June 30, 2020	18,074,695	0.98
Expired	(141,317)	1.00
Exercised	(11,245,133)	0.93
Issued	3,125,625	1.20
Balance at June 30, 2021	9,813,870	1.13
Issued	336,877	11.09
Exercised	(6,684,892)	1.12
Expired	(3,353)	1.30
Balance at March 31, 2022	3,462,502	2.16

The weighted average contractual life of the warrants outstanding is 1.93 years.

c)Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, employees, consultants and management company employees enabling them to acquire up to 10% of the issued and outstanding common stock of the Company.  Under the plan, the exercise price of each option shall not be less than the price permitted by any stock exchange.  The options can be granted for a maximum term of 10 years.

On August 9, 2020, the Company extended the expiration date of 435,784 stock options issued to consultants from August 9, 2020 to August 9, 2021. The exercise price of the options remains $1.02 per option.

On January 18, 2021, the Company granted 1,200,000 stock options to directors and officers of the Company at a price of $3.39 for a period of 5 years. All of the stock options vested at grant.

On April 13, 2021, the Company granted 400,000 stock options to consultants of the Company at a price of $3.43 for a period of three years with the stock options vesting one quarter at grant, one quarter at three months from grant date, one quarter at six months from grant date and one quarter at nine months from grant date.

11.Share Capital – continued

c)Options – continued

On July 20, 2021, the Company granted 200,000 stock options to a director of the Company at a price of $6.08 for a period of 5 years. All of the stock options vested at grant.

On February 14, 2022, the Company granted 500,000 stock options to consultants of the Company at a price of $7.55 for a period of three years with the stock options vesting one quarter at grant, one quarter at three months from grant date, one quarter at six months from grant date and one quarter at nine months from grant date.

On March 7, 2022, the Company granted 200,000 stock options to a consultant of the Company at a price of $6.31 for a period of 5 years with the stock options vesting one quarter three months from grant date, one quarter six months from grant date, one quarter at nine months from grant date and one quarter at one year from grant date.

On March 17, 2022, the Company granted 170,000 stock options to consultant of the Company at a price of $8.25 for a period of 5 years with the stock options vesting one quarter on May 17, 2022, one quarter on June 17, 2022, one quarter on September 17, 2022 and on December 17, 2022.

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted:

	2022	2021
Annualized volatility	161%	114%
Risk-free interest rate	1.74%	0.56%
Dividend rate	0%	0%
Expected life of options	4 years	4 years
Forfeiture rate	0%	0%
Share price on grant date	$7.37	$3.41

Stock option transactions are summarized as follows:

	Number of options	Weighted average exercise price
Balance at June 30, 2020	13,525,784	$0.99
Options exercised	(1,375,000)	0.90
Options granted	1,600,000	3.40
Balance at June 30, 2021	13,750,784	1.29
Options exercised	(2,910,784)	0.98
Options granted	1,070,000	7.15
Balance at March 31, 2022	11,910,000	1.87

11.Share Capital – continued

c)Options – continued

The following table summarizes stock options outstanding and exercisable at March 31, 2022:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
0.96	1,740,000	0.21	0.96	1,740,000	0.96
2.10	450,000	0.90	2.10	450,000	2.10
1.40	1,900,000	1.43	1.40	1,900,000	1.40
0.75	150,000	1.55	0.75	150,000	0.75
0.76	4,450,000	0.94	0.76	4,450,000	0.76
0.75	450,000	1.88	0.75	450,000	0.75
0.81	100,000	1.12	0.81	100,000	0.81
3.39	1,200,000	3.81	3.39	1,200,000	3.39
3.43	400,000	2.04	3.43	400,000	3.43
6.08	200,000	4.31	6.08	200,000	6.08
7.55	500,000	2.88	7.55	125,000	7.55
6.31	200,000	4.93	6.31	-	-
8.25	170,000	4.96	8.25	-	-
	11,910,000	2.32	1.87	11,165,000	1.87